Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details)	Dec. 31, 2013	Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	59.64%	68.43%
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	86.78%	88.01%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	59.64%	68.43%
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	3.60%	3.32%
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	23.54%	16.26%